Segment Reporting (Details) - Schedule of segments - Revenue [Member] - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2019
Revenue from Online Education Service
Revenue from B2B2C Service	$ 10,154,357	$ 7,601,430	$ 4,685,132
Revenue from B2C Service	1,014,815	657,019	685,568
Revenue from Technological Development and Operation Service	305,176	257,112	266,670
Total	$ 11,474,348	$ 8,515,561	$ 5,637,370